INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2017	2016	2015
USA	52%	49%	44%
Japan	32	36	41
Asia *	12	12	11
Europe	4	3	4
Total	100%	100%	100%

Schedule of Long-Lived Assets by Geographic Area
Substantially all of Tower’s long-lived assets are located in Israel, substantially all of Jazz’s and TJT’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

	As of December 31,
	2017	2016
Israel	$218,810	$215,511
United States	214,393	203,501
Japan	201,921	197,674
Total	$635,124	$616,686

Schedule of Accounts Receivable of Major Customers
Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2017 and 2016, consist of the following customers:

	As of December 31,
	2017	2016
Customer 1	13%	23%
Customer 2	9%	15%

Schedule of Revenues of Major Customers
	Year ended December 31,
	2017	2016	2015
Customer A	30%	35%	40%
Customer B	12	12	13
Other customers *	15	14	6

*
Represents sales to 2 different customers accounted for 7% and 8% of sales during 2017, to two different customers accounted for 5% and 9% of sales during 2016 and to one customer accounted for 6% during 2015.